Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 578	$ 1,206	$ 1,294	$ 1,459	$ 1,302	$ 1,447	$ 1,115	$ 1,292	$ 4,537	$ 5,156	$ 3,058
Net realized gain on sales and calls of securities									(512)	(218)	(13)
Equity in earnings of unconsolidated subsidiary, net of dividends of $61, $55 and $48									(106)	(167)	(183)
Stock-based compensation expense									71	67	57
Net cash provided by operating activities									6,800	6,303	5,243
Purchases of: Securities available for sale									(42,510)	(48,195)	(67,047)
Proceeds from the maturity and principal repayments of available for sale investment securities									16,322	43,835	39,776
Net cash received from acquisition											1,244
Net cash used in investing activities									(13,798)	(459)	(11,004)
Cash dividends									(4,194)	(4,226)	(3,687)
Purchase of treasury stock									(86)	(927)	(63)
Common stock issued for stock plans									206	64	110
Net cash provided by (used in) financing activities									7,336	(6,743)	9,452
Net increase (decrease) in cash and cash equivalents									338	(899)	3,691
Cash and cash equivalents at beginning of year				9,559				10,458	9,559	10,458	6,767
Cash and cash equivalents at end of year	9,897				9,559				9,897	9,559	10,458
Equity method investment, dividends									61	55	48
Parent Company [Member]
Net income									4,537	5,156	3,058
Undistributed net loss (income) of subsidiary									150	645	697
Net realized gain on sales and calls of securities									(314)	(166)	(19)
Equity in earnings of unconsolidated subsidiary, net of dividends of $61, $55 and $48									(106)	(167)	(183)
Stock-based compensation expense									71	67	57
(Increase) decrease in other assets									513	(413)	(112)
Increase (decrease) in taxes payable									(271)	191	72
Increase (decrease) in accounts payable and other liabilities									(254)	1	14
Net cash provided by operating activities									4,326	5,314	3,584
Purchases of: Securities available for sale										(470)
Proceeds from the sale of available for sale securities									734	252	9
Net cash received from acquisition											4
Net cash used in investing activities									734	(218)	13
Cash dividends									(4,194)	(4,226)	(3,687)
Purchase of treasury stock									(86)	(927)	(63)
Common stock issued for stock plans									206	64	110
Net cash provided by (used in) financing activities									(4,074)	(5,089)	(3,640)
Net increase (decrease) in cash and cash equivalents									986	7	(43)
Cash and cash equivalents at beginning of year				$ 96				$ 89	96	89	132
Cash and cash equivalents at end of year	$ 1,082				$ 96				1,082	96	89
Equity method investment, dividends									$ 61	$ 55	$ 48